Employee Benefit Plans (Summary of Nonvested Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nonvested Stock Options, Shares:
Nonvested, beginning	1,240	37,358
Granted
Vested	(1,240)	(36,118)
Forfeited
Nonvested, ending		1,240
Weighted-Average Grant-Date Fair Value
Nonvested, beginning	$ 2.19	$ 2.11
Granted
Vested	$ 2.19	$ 2.11
Forfeited
Nonvested, ending		$ 2.19